FAIR VALUE (Details 3) (USD $)	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Long-term investments
Fair value option investments	$ 9,282,000	$ 3,080,000	$ 5,491,073
Available-for-sales security investments	55,252,420	23,894,500
Recurring basis | Total
Long-term investments
Fair value option investments	9,282,000	3,080,000
Available-for-sales security investments	55,252,420	23,894,500
Total	64,534,420	26,974,500
Recurring basis | Level 3
Long-term investments
Fair value option investments	9,282,000	3,080,000
Available-for-sales security investments	55,252,420	23,894,500
Total	64,534,420	26,974,500
Nonrecurring basis | Level 1
Long-term investments
Fair value of bond payable	$ 298,425,000